Summary of significant accounting policies and basis of presentation (Tables)	3 Months Ended
Mar. 31, 2016
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Three Months Ended
	March 31,
	2016	2015
Stock options issued and outstanding	3,279,030	1,236,458
Unvested restricted stock units	187,000	—